Schedule of Currency Exchange Rates (Details)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Period-End Spot Rate [Member]
Debt Instrument [Line Items]
Exchange rate	8.0162	8.0035
Average Rate [Member]
Debt Instrument [Line Items]
Exchange rate	8.0283	8.0462	8.0673